IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Identified intangible assets (included in intangible assets) [Roll Forward]
Gross carrying amount	$ 45,823,000	$ 48,181,000
Accumulated amortization	(19,610,000)	(17,286,000)
Net carrying amount	26,213,000	30,895,000
Identified intangible liabilities (included in other liabilities) [Abstract]
Gross carrying amount	82,000	127,000
Accumulated amortization	(61,000)	(90,000)
Net carrying amount	21,000	37,000
Other Identified Intangible Assets [Member]
Identified intangible liabilities (included in other liabilities) [Abstract]
Amortization of intangible assets	5,000,000	7,400,000	$ 4,200,000
Estimated annual amortization [Abstract]
2016	4,000,000
2017	3,698,000
2018	3,469,000
2019	3,433,000
2020	3,390,000
Leases, Acquired-in-Place, Market Adjustment [Member]
Identified intangible liabilities (included in other liabilities) [Abstract]
Amortization of intangible assets	24,000	$ 25,000	$ 29,000
Estimated annual amortization [Abstract]
2016	22,000
2017	11,000
2018	(3,000)
2019	(3,000)
2020	$ (1,000)